UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA STATE TAX-FREE TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA STATE TAX-FREE TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA STATE TAX-FREE TRUST, Florida Tax-Free Money Market Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

             USAA FLORIDA TAX-FREE
                     MONEY MARKET FUND

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET Fund]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          17

   Financial Statements                                                       18

   Notes to Financial Statements                                              21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S

                                           SKILLED PROFESSIONALS MANAGING

                                                    YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception -- an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in high-quality Florida tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                             9/30/03               3/31/03
--------------------------------------------------------------------------------
Net Assets                                $116.7 Million        $125.5 Million
Net Asset Value Per Share                     $1.00                 $1.00

--------------------------------------------------------------------------------
                                             9/30/03               3/31/03
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio
 Maturity                                    45 Days               21 Days


                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/03
--------------------------------------------------------------------------------
3/31/03 TO 9/30/03       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
       0.31%*             0.76%        2.31%          2.71%           0.60%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

          [CHART OF 7-DAY YIELD COMPARISON]


                   USAA FLORIDA
                  TAX-FREE MONEY
                   MARKET FUND       IMONEYNET AVERAGE
                  --------------     -----------------
 9/30/2002            1.14%                0.97%
10/28/2002            1.29                 1.10
11/25/2002            0.99                 0.71
12/30/2002            1.04                 0.80
 1/27/2003            0.68                 0.49
 2/24/2003            0.75                 0.52
 3/31/2003            0.82                 0.55
 4/28/2003            0.88                 0.68
 5/26/2003            0.78                 0.57
 6/30/2003            0.61                 0.41
 7/28/2003            0.48                 0.29
 8/25/2003            0.46                 0.27
 9/29/2003            0.60                 0.41


                     [END CHART]

                 DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/29/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]     TONY ERA
                        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 The USAA Florida Tax-Free Money Market Fund performed well for the six months ending September 30, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 24 out of 195 state-specific tax-exempt money market funds. The Fund had a return of 0.31%, and the average return for the category over the same period was 0.21%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 In the absence of strong economic news, many investors expected the Federal Reserve Board (the Fed) to cut short-term interest rates further. Consequently, market reaction was subdued after the June 2003 quarter-percent cut, which reduced the federal funds rate (the interest rate charged by banks for overnight loans) to 1%. In fact, investors seemed reservedly optimistic that an economic "low point" had been reached and that economic activity would pick up.

WHAT ARE THE CONDITIONS IN THE STATE OF FLORIDA?

                 Although Florida's high population growth rate and strong tourism base give the state's economy strength, they also heighten demand for government services. The state actively manages its

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 revenues and its spending needs, which has resulted in sound financial results despite tough economic times. Florida's economy continues to recover slowly from the impact of the national economic recession. However, it expects to complete fiscal 2003 with a budget surplus. The state's strong credit ratings are Aa2, AA+, and AA by Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings, respectively.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We sought competitive yields while preserving shareholder capital. Active credit analysis by our experienced and dedicated team of money market analysts contributed to the Fund's performance.

                 During the period, we moderately extended the dollar-weighted average portfolio maturity, which reduced near-term interest-rate volatility. We also decreased our investment in variable-rate demand notes (VRDNs) and purchased fixed-rate instruments of progressively longer maturities from a few months up to a year. VRDNs provide us with considerable flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. An interest rate that resets every day or every week generally gives us the opportunity to respond quickly to changes in interest rates.

WHAT IS THE OUTLOOK?

                 Until job growth picks up, we expect the Fed is likely to remain cautious, keeping interest rates at current levels until at least the second quarter of 2004. Reinvigorated capital spending and increased corporate hiring may then be fueling consumer sentiment and spending.

                 In our opinion, the Fed will signal a change in stance before actually raising rates. As a result, we will continue to position the portfolio to maximize yield, balance risk and return, and maintain flexibility.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
-------------------------------------------------
Hospital                                    17.3%

Electric Utilities                          16.3%

Sales Tax                                   13.7%

Nursing/CCRC                                12.5%

Education                                    6.8%

Community Service                            6.5%

Multifamily Housing                          5.1%

Appropriated Debt                            4.2%

Water/Sewer Utility                          4.2%

Electric/Gas Utility                         3.9%
-------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

               PORTFOLIO MIX
                  9/30/03

        [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes             60.5%
Fixed-Rate Instruments                 26.7%
Put Bonds                              12.7%

              [END PIE CHART]

 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
         CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

    [CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                                           USAA FLORIDA
                                          TAX-FREE MONEY
                                           MARKET FUND
                                          --------------
10/1/1993                                    $10,000
Oct-93                                        10,014
Nov-93                                        10,031
Dec-93                                        10,048
Jan-94                                        10,064
Feb-94                                        10,079
Mar-94                                        10,096
Apr-94                                        10,113
May-94                                        10,135
Jun-94                                        10,153
Jul-94                                        10,171
Aug-94                                        10,194
Sep-94                                        10,218
Oct-94                                        10,241
Nov-94                                        10,268
Dec-94                                        10,298
Jan-95                                        10,325
Feb-95                                        10,353
Mar-95                                        10,384
Apr-95                                        10,414
May-95                                        10,452
Jun-95                                        10,481
Jul-95                                        10,510
Aug-95                                        10,541
Sep-95                                        10,570
Oct-95                                        10,603
Nov-95                                        10,634
Dec-95                                        10,666
Jan-96                                        10,697
Feb-96                                        10,723
Mar-96                                        10,749
Apr-96                                        10,780
May-96                                        10,810
Jun-96                                        10,836
Jul-96                                        10,865
Aug-96                                        10,894
Sep-96                                        10,923
Oct-96                                        10,953
Nov-96                                        10,980
Dec-96                                        11,011
Jan-97                                        11,040
Feb-97                                        11,066
Mar-97                                        11,094
Apr-97                                        11,124
May-97                                        11,156
Jun-97                                        11,189
Jul-97                                        11,220
Aug-97                                        11,248
Sep-97                                        11,281
Oct-97                                        11,313
Nov-97                                        11,343
Dec-97                                        11,378
Jan-98                                        11,407
Feb-98                                        11,433
Mar-98                                        11,464
Apr-98                                        11,497
May-98                                        11,529
Jun-98                                        11,562
Jul-98                                        11,592
Aug-98                                        11,621
Sep-98                                        11,652
Oct-98                                        11,681
Nov-98                                        11,710
Dec-98                                        11,738
Jan-99                                        11,764
Feb-99                                        11,785
Mar-99                                        11,813
Apr-99                                        11,840
May-99                                        11,869
Jun-99                                        11,901
Jul-99                                        11,928
Aug-99                                        11,958
Sep-99                                        11,988
Oct-99                                        12,017
Nov-99                                        12,052
Dec-99                                        12,087
Jan-00                                        12,118
Feb-00                                        12,149
Mar-00                                        12,183
Apr-00                                        12,217
May-00                                        12,266
Jun-00                                        12,305
Jul-00                                        12,342
Aug-00                                        12,381
Sep-00                                        12,419
Oct-00                                        12,462
Nov-00                                        12,503
Dec-00                                        12,541
Jan-01                                        12,574
Feb-01                                        12,608
Mar-01                                        12,639
Apr-01                                        12,679
May-01                                        12,713
Jun-01                                        12,741
Jul-01                                        12,767
Aug-01                                        12,789
Sep-01                                        12,808
Oct-01                                        12,829
Nov-01                                        12,846
Dec-01                                        12,859
Jan-02                                        12,869
Feb-02                                        12,879
Mar-02                                        12,890
Apr-02                                        12,903
May-02                                        12,917
Jun-02                                        12,928
Jul-02                                        12,939
Aug-02                                        12,951
Sep-02                                        12,961
Oct-02                                        12,975
Nov-02                                        12,987
Dec-02                                        12,996
Jan-03                                        13,004
Feb-03                                        13,011
Mar-03                                        13,020
Apr-03                                        13,028
May-03                                        13,037
Jun-03                                        13,044
Jul-03                                        13,049
Aug-03                                        13,054
Sep-03                                        13,060


                    [END CHART]

                 DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Florida Tax-Free Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 CP       Commercial Paper
                 IDA      Industrial Development Authority/Agency
                 IDRB     Industrial Development Revenue Bond
                 MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RAN      Revenue Anticipation Note
                 RB       Revenue Bond

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (60.5%)

              FLORIDA (57.1%)
$     930     Brevard County Mental Health Facilities RB,
                Series 1994C (LOC)                                    1.18%      1/01/2010     $    930
    1,000     Broward County Education Research and
                Training Auth. IDRB, Series 1997 (LOC)                1.15       8/01/2004        1,000
   10,300     Broward County Health Facilities Auth. RB,
                Series 2002 (LIQ) (INS)                               1.28       9/01/2032       10,300
    2,400     Dade County IDA RB, Series 1982                         1.45      11/15/2017        2,400
    4,950     Department of Juvenile Justice
                Certificate of Lease (MLO), Series 1998,
                MERLOT, Series 2000 000 (LIQ) (INS)(a)                1.15       6/15/2019        4,950
    5,000     Highlands County Health Facilities
                Auth. Hospital RB, Series 2003C                       1.31      11/15/2021        5,000
    3,300     Hillsborough County Aviation Auth. RB,
                Series 2000 (NBGA)(a)                                 1.12      12/01/2030        3,300
    6,000     Housing Finance Agency MFH RB,
                Series 1991E (LOC)                                    1.20      10/01/2005        6,000
    1,300     Jacksonville Health Facilities Auth. Hospital RB,
                Series 1996 (LOC)                                     1.22       5/01/2021        1,300
              Lee County IDA Health Care RB,
    3,165       Series 1999 (LOC)                                     1.10      12/01/2029        3,165
    3,050       Series 2002 (LOC)                                     1.10      11/01/2032        3,050
    2,900     Lee Memorial Health System Hospital RB,
                Series 1995A                                          1.22       4/01/2025        2,900
    1,800     Marion County Hospital District RB,
                Series 2000 (LOC)                                     1.15      10/01/2030        1,800
      545     Orange County Health Facilities Auth. RB,
                Series 1998 (LOC)                                     1.15      11/01/2028          545
              Orange County IDA RB,
      575       Series 1989 (LOC)                                     1.33       2/01/2009          575
    1,600       Series 1998 (LOC)                                     1.10      10/01/2018        1,600
    3,940       Series 2000A (LOC)                                    1.05       3/01/2025        3,940
    3,200     Palm Beach County RB, Series 2003 (LOC)                 1.10      11/01/2036        3,200
              Putnam County Development Auth. RB,
    3,110       Series 1984H-1 (NBGA)                                 1.20       3/15/2014        3,110
    3,105       Series 1984H-2 (NBGA)                                 1.20       3/15/2014        3,105
    4,400     St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC)                                     1.18       1/01/2024        4,400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              IDAHO (3.4%)
$   4,000     American Falls Reservoir District RB,
                Series 2000                                           2.50%      2/01/2025     $  4,000
                                                                                               --------
              Total variable-rate demand notes (cost: $70,570)                                   70,570
                                                                                               --------
              PUT BONDS (12.7%)

              FLORIDA
    3,800     Jacksonville CP PCRB, Series 1992                       0.95       5/01/2027        3,800
              Putnam County Development Auth. PCRB,
    3,000       Series 1984D (NBGA)                                   1.05      12/15/2009        3,000
    2,000       Series 1984H-3 (NBGA)                                 1.02       3/15/2014        2,000
              Sarasota County Public Hospital CP Notes
    3,000       Series 1996A                                          1.04      10/01/2028        3,000
    2,000       Series 1996A                                          1.00      10/01/2028        2,000
    1,000       Series 1996A                                          0.95      10/01/2028        1,000
                                                                                               --------
              Total put bonds (cost: $14,800)                                                    14,800
                                                                                               --------

              FIXED-RATE INSTRUMENTS (26.7%)

              FLORIDA (24.1%)
    1,000     Board of Education Public Education
                Capital Outlay Bonds, Series 1994A (PRE)              5.88       6/01/2016        1,043
   14,000     Broward County Sales Tax Revenue CP Notes,
                Series A                                              0.95      10/29/2003       14,000
    1,000     Department of Environmental Protection
                Preservation 2000 RB, Series 1995A (INS)              5.30       7/01/2004        1,032
    1,895     Hillsborough County Capital Improvement
                Program RB, Series 1996 (INS)                         6.00       8/01/2004        1,974
    3,600     Jacksonville Electric Auth. CP Notes,
                Series C1                                             0.88      10/10/2003        3,600
    1,000     Kissimmee Utility Auth. CP Notes,
                Series 2000B                                          0.90      10/09/2003        1,000
      680     Palm Beach County Senior Health and
                Housing Facilities RB, Series 2002 (INS)              3.00      12/01/2003          681
    4,905     Tampa Bay Water Utility Systems RB,
                Series 1999 (INS)                                     1.05(b)   10/01/2004        4,854

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              ALABAMA (0.5%)
$     610     Health Care Auth. of Athens and
                Limestone County Hospital Tax
                Anticipation and RB, Series 1998 (INS)                4.30%      5/01/2004     $    621

              IOWA (2.1%)
    2,400     Higher Education Loan Auth. RAN,
                Series 2003F                                          2.00       5/24/2004        2,406
                                                                                               --------
              Total fixed-rate instruments (cost: $31,211)                                       31,211
                                                                                               --------

              TOTAL INVESTMENTS (COST: $116,581)                                               $116,581
                                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                   $116,581
   Cash                                                                         81
   Receivables:
      Capital shares sold                                                       32
      Interest                                                                 198
                                                                          --------
         Total assets                                                      116,892
                                                                          --------

LIABILITIES

   Payables:
      Capital shares redeemed                                                  123
      Dividends on capital shares                                                2
   Accrued management fees                                                      33
   Accrued transfer agent's fees                                                 5
   Other accrued expenses and payables                                          26
                                                                          --------
         Total liabilities                                                     189
                                                                          --------
             Net assets applicable to capital shares outstanding          $116,703
                                                                          ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                        $116,703
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                          116,703
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   1.00
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                         $718
                                                           ----

EXPENSES

   Management fees                                          205
   Administrative and servicing fees                         60
   Transfer agent's fees                                     31
   Custodian's fees                                          20
   Postage                                                    1
   Shareholder reporting fees                                 1
   Trustees' fees                                             8
   Professional fees                                         19
   Other                                                      2
                                                           ----
       Total expenses                                       347
                                                           ----
NET INVESTMENT INCOME                                      $371
                                                           ====

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003


                                                        9/30/2003    3/31/2003
                                                        ----------------------
FROM OPERATIONS

   Net investment income                                $     371    $   1,250
                                                        ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     (371)      (1,250)
                                                        ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               35,122      193,780
   Dividend reinvestments                                     351        1,175
   Cost of shares redeemed                                (44,235)    (197,673)
                                                        ----------------------
      Decrease in net assets from
         capital share transactions                        (8,762)      (2,718)
                                                        ----------------------
   Net decrease in net assets                              (8,762)      (2,718)

NET ASSETS

   Beginning of period                                    125,465      128,183
                                                        ----------------------
   End of period                                        $ 116,703    $ 125,465
                                                        ======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                             35,122      193,780
   Shares issued for dividends reinvested                     351        1,175
   Shares redeemed                                        (44,235)    (197,673)
                                                        ----------------------
      Decrease in shares outstanding                       (8,762)      (2,718)
                                                        ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements did not affect the Fund's expenses.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $205,000, resulting in an effective management fee of 0.34% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $60,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $31,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------------
                                     2003            2003           2002           2001        2000        1999
                                 ------------------------------------------------------------------------------
Net asset value at
   beginning of period           $   1.00        $   1.00       $   1.00       $   1.00    $   1.00     $  1.00
Income from investment
   operations:
   Net investment income              .00(d)          .01            .02            .04         .03         .03
Less distributions:
   From net investment income        (.00)(d)        (.01)          (.02)          (.04)       (.03)       (.03)
                                 ------------------------------------------------------------------------------
Net asset value at
   end of period                 $   1.00        $   1.00       $   1.00       $   1.00    $   1.00     $  1.00
                                 ==============================================================================
Total return (%)*                     .31            1.00           1.98           3.75        3.14        3.05
Net assets at
   end of period (000)           $116,703        $125,465       $128,183       $114,193    $111,795     $98,616
Ratio of expenses to
   average net assets (%)**           .58(a,b)        .59(b)         .58(b,c)       .50         .50         .50
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**               N/A             N/A            .59(b)         .53         .53         .51
Ratio of net investment
   income to average
   net assets (%)**                   .62(a)          .99           1.91           3.69        3.13        3.00

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were
    $119,474,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(c) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.
(d) Represents less than $.01 per share.

 N O T E S
==========----------------------------------------------------------------------

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

28

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39614-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.